 Vanguard Small-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)1
Basic Materials (3.8%)
	RPM International Inc.	3,413,897	198,143
	Chemours Co.	4,333,703	161,040
	Royal Gold Inc.	1,699,644	154,549
	Versum Materials Inc.	2,829,931	142,374
	WR Grace & Co.	1,735,982	135,476
	Ashland Global Holdings Inc.	1,622,720	126,783
	Huntsman Corp.	5,147,468	115,767
*	Ingevity Corp.	1,079,254	113,980
	NewMarket Corp.	231,932	100,556
	Steel Dynamics Inc.	2,828,173	99,750
	Olin Corp.	4,287,108	99,204
	United States Steel Corp.	4,494,074	87,590
	Domtar Corp.	1,630,958	80,977
	Scotts Miracle-Gro Co.	1,004,684	78,948
*	Univar Inc.	3,510,795	77,799
	Balchem Corp.	836,089	77,589
^	Cleveland-Cliffs Inc.	7,587,289	75,797
	Sensient Technologies Corp.	1,095,916	74,292
*	Alcoa Corp.	2,418,609	68,108
*	Element Solutions Inc.	6,731,528	67,988
	Quaker Chemical Corp.	328,477	65,804
	HB Fuller Co.	1,318,749	64,144
	PolyOne Corp.	2,015,259	59,067
	Cabot Corp.	1,390,453	57,885
	Carpenter Technology Corp.	1,229,076	56,353
	Peabody Energy Corp.	1,962,234	55,590
	Minerals Technologies Inc.	915,498	53,822
	Innospec Inc.	634,196	52,860
	Commercial Metals Co.	3,051,595	52,121
*	GCP Applied Technologies Inc.	1,684,310	49,856
	Compass Minerals International Inc.	877,949	47,734
	Stepan Co.	525,995	46,035
	Kaiser Aluminum Corp.	399,970	41,889
*	Ferro Corp.	2,157,996	40,851
	Arch Coal Inc. Class A	412,828	37,679
	Warrior Met Coal Inc.	1,203,305	36,580
	Worthington Industries Inc.	973,242	36,321
^	US Silica Holdings Inc.	1,897,119	32,934
	Schweitzer-Mauduit International Inc.	797,418	30,876
	Tronox Holdings plc Class A	2,322,781	30,545
	Materion Corp.	524,798	29,945
	Hecla Mining Co.	12,588,017	28,952
*	Contura Energy Inc.	472,530	27,369
*	Kraton Corp.	828,911	26,674
*,^ AK Steel Holding Corp.		8,204,571	22,563
*	CONSOL Energy Inc.	604,628	20,690
*	Coeur Mining Inc.	4,744,892	19,359
	Rayonier Advanced Materials Inc.	1,322,872	17,938
	PH Glatfelter Co.	1,135,020	16,026

*	PQ Group Holdings Inc.	1,056,223	16,023
	Schnitzer Steel Industries Inc.	660,719	15,857
	Innophos Holdings Inc.	508,515	15,327
*	Koppers Holdings Inc.	505,197	13,125
	Tredegar Corp.	774,021	12,493
	American Vanguard Corp.	709,110	12,211
	Resolute Forest Products Inc.	1,521,715	12,022
*	Century Aluminum Co.	1,255,994	11,153
	Haynes International Inc.	318,944	10,471
*	TimkenSteel Corp.	929,882	10,099
	FutureFuel Corp.	676,160	9,061
	Kronos Worldwide Inc.	600,515	8,419
*	Clearwater Paper Corp.	429,282	8,362
*	SunCoke Energy Inc.	833,295	7,075
			3,456,870
Consumer Goods (6.4%)
*	US Foods Holding Corp.	5,643,235	197,005
*	Middleby Corp.	1,447,986	188,282
*	Post Holdings Inc.	1,637,661	179,160
	Pool Corp.	991,592	163,583
	Leggett & Platt Inc.	3,381,558	142,769
	Gentex Corp.	6,795,574	140,532
*	Herbalife Nutrition Ltd.	2,577,773	136,596
	Toll Brothers Inc.	3,406,113	123,301
*,^ Mattel Inc.		8,950,323	116,354
*	Zynga Inc. Class A	21,602,115	115,139
	Carter's Inc.	1,129,659	113,858
	Brunswick Corp.	2,257,631	113,627
*	Deckers Outdoor Corp.	755,509	111,052
*	Skechers U.S.A. Inc. Class A	3,299,614	110,900
	Goodyear Tire & Rubber Co.	6,024,012	109,336
	Flowers Foods Inc.	4,922,195	104,941
*	TreeHouse Foods Inc.	1,451,793	93,713
*	Darling Ingredients Inc.	4,269,012	92,424
	Valvoline Inc.	4,879,350	90,561
	Thor Industries Inc.	1,359,320	84,781
	Wolverine World Wide Inc.	2,337,390	83,515
	Ingredion Inc.	862,466	81,667
*,^ iRobot Corp.		684,664	80,578
	Lancaster Colony Corp.	499,140	78,210
*	Helen of Troy Ltd.	663,654	76,957
	Columbia Sportswear Co.	707,274	73,684
	Energizer Holdings Inc.	1,630,582	73,262
*,^ Tempur Sealy International Inc.		1,201,361	69,282
	Steven Madden Ltd.	2,041,671	69,090
	Dana Inc.	3,721,610	66,021
*	Fox Factory Holding Corp.	935,715	65,397
	Nu Skin Enterprises Inc. Class A	1,363,046	65,235
	Sanderson Farms Inc.	488,414	64,393
	Polaris Industries Inc.	751,814	63,476
*	Boston Beer Co. Inc. Class A	214,457	63,207
	J&J Snack Foods Corp.	389,994	61,947
*	Edgewell Personal Care Co.	1,403,481	61,599
	WD-40 Co.	358,438	60,734
*	Dorman Products Inc.	685,717	60,405
	Spectrum Brands Holdings Inc.	1,044,529	57,219
	KB Home	2,259,740	54,618

	Herman Miller Inc.	1,527,165	53,726
*	Welbilt Inc.	3,273,246	53,616
*	Hain Celestial Group Inc.	2,295,457	53,071
*	Taylor Morrison Home Corp. Class A	2,850,848	50,603
*	Visteon Corp.	736,303	49,590
	LCI Industries	621,174	47,719
*	TRI Pointe Group Inc.	3,688,098	46,618
*	G-III Apparel Group Ltd.	1,151,923	46,031
	Delphi Technologies plc	2,296,000	44,221
*	Meritor Inc.	2,161,951	43,996
*	Meritage Homes Corp.	941,816	42,109
^	B&G Foods Inc.	1,709,691	41,751
*	American Axle & Manufacturing Holdings Inc.	2,897,514	41,463
	HNI Corp.	1,136,143	41,231
	La-Z-Boy Inc.	1,209,904	39,915
	Cooper Tire & Rubber Co.	1,298,427	38,810
*	Crocs Inc.	1,472,301	37,912
	Universal Corp.	647,442	37,312
	MDC Holdings Inc.	1,268,417	36,860
*	Sleep Number Corp.	760,417	35,740
	Coca-Cola Consolidated Inc.	120,628	34,720
	Inter Parfums Inc.	446,835	33,901
*	Fitbit Inc. Class A	5,633,292	33,349
	Cal-Maine Foods Inc.	738,725	32,969
*	Gentherm Inc.	877,753	32,354
	Vector Group Ltd.	2,922,462	31,533
	Oxford Industries Inc.	417,660	31,433
	Steelcase Inc. Class A	2,151,155	31,299
*	USANA Health Sciences Inc.	373,076	31,290
*	Hostess Brands Inc. Class A	2,461,821	30,773
	Tenneco Inc. Class A	1,332,462	29,527
*	Pilgrim's Pride Corp.	1,291,762	28,793
*	Garrett Motion Inc.	1,920,449	28,288
	Tupperware Brands Corp.	1,070,588	27,386
	Seaboard Corp.	6,098	26,128
*	Central Garden & Pet Co. Class A	1,092,438	25,399
	Andersons Inc.	762,423	24,573
	Interface Inc. Class A	1,543,294	23,643
	Knoll Inc.	1,217,010	23,014
	ACCO Brands Corp.	2,664,408	22,807
	Sturm Ruger & Co. Inc.	430,004	22,799
	Fresh Del Monte Produce Inc.	817,345	22,093
*	Cooper-Standard Holdings Inc.	460,964	21,647
	Acushnet Holdings Corp.	872,252	20,184
	Callaway Golf Co.	1,225,608	19,524
*,^ GoPro Inc. Class A		2,959,042	19,234
	Medifast Inc.	147,413	18,803
	Phibro Animal Health Corp. Class A	529,824	17,484
	National Beverage Corp.	302,290	17,451
*	Modine Manufacturing Co.	1,247,337	17,301
^	Tootsie Roll Industries Inc.	464,013	17,280
*	American Woodmark Corp.	201,480	16,648
*,^ Fossil Group Inc.		1,155,264	15,850
	Movado Group Inc.	406,258	14,780
	National Presto Industries Inc.	135,380	14,695
*,^ YETI Holdings Inc.		436,658	13,209
*	Cavco Industries Inc.	112,126	13,178

*	American Outdoor Brands Corp.	1,345,248	12,565
*	Vista Outdoor Inc.	1,493,166	11,960
	Ethan Allen Interiors Inc.	619,245	11,846
*,^ Sonos Inc.		1,045,904	10,762
*,^ elf Beauty Inc.		688,566	7,299
	Dean Foods Co.	2,375,330	7,197
*	Central Garden & Pet Co.	263,501	6,735
	Titan International Inc.	676,027	4,036
*	Arlo Technologies Inc.	962,914	3,977
*,^ Revlon Inc. Class A		201,890	3,913
			5,806,333
Consumer Services (11.9%)
*	Burlington Stores Inc.	1,748,079	273,889
*	Etsy Inc.	2,967,922	199,504
*	Bright Horizons Family Solutions Inc.	1,505,521	191,367
*	Five Below Inc.	1,446,067	179,674
	Service Corp. International	4,466,870	179,345
	Foot Locker Inc.	2,927,885	177,430
	KAR Auction Services Inc.	3,446,497	176,840
*	Trade Desk Inc. Class A	893,156	176,800
*	Liberty Media Corp-Liberty Formula One	5,018,902	175,912
*	ServiceMaster Global Holdings Inc.	3,518,920	164,334
	Dunkin' Brands Group Inc.	2,140,610	160,760
*	Planet Fitness Inc. Class A	2,286,625	157,137
	Sabre Corp.	7,145,119	152,834
*	Grand Canyon Education Inc.	1,251,238	143,279
*	Madison Square Garden Co. Class A	473,994	138,942
	Cable One Inc.	133,094	130,616
*	JetBlue Airways Corp.	7,950,635	130,072
*,^ Caesars Entertainment Corp.		14,768,913	128,342
	H&R Block Inc.	5,329,477	127,588
	Wyndham Hotels & Resorts Inc.	2,539,293	126,939
	New York Times Co. Class A	3,830,358	125,827
	Casey's General Stores Inc.	949,136	122,220
	Nexstar Media Group Inc. Class A	1,123,842	121,791
*	Ollie's Bargain Outlet Holdings Inc.	1,385,456	118,221
^	Williams-Sonoma Inc.	2,079,042	116,988
	Vail Resorts Inc.	523,212	113,694
	Texas Roadhouse Inc. Class A	1,762,665	109,620
	Cinemark Holdings Inc.	2,728,099	109,097
*	Chegg Inc.	2,845,909	108,486
	Marriott Vacations Worldwide Corp.	1,159,678	108,430
*	Roku Inc.	1,602,221	103,359
*	Performance Food Group Co.	2,591,670	102,734
^	Cracker Barrel Old Country Store Inc.	622,960	100,677
	Dolby Laboratories Inc. Class A	1,586,113	99,877
	Wyndham Destinations Inc.	2,401,709	97,245
	American Eagle Outfitters Inc.	4,347,701	96,388
	World Wrestling Entertainment Inc. Class A	1,090,627	94,645
	Tribune Media Co. Class A	2,045,869	94,396
*	Spirit Airlines Inc.	1,772,127	93,675
*	LiveRamp Holdings Inc.	1,680,689	91,715
	Aaron's Inc.	1,743,068	91,685
	Six Flags Entertainment Corp.	1,853,151	91,453
	Extended Stay America Inc.	4,882,603	87,643
	Wendy's Co.	4,799,572	85,864
*	GrubHub Inc.	1,175,989	81,696

	Churchill Downs Inc.	897,527	81,011
	TEGNA Inc.	5,584,493	78,741
*	Hilton Grand Vacations Inc.	2,513,883	77,553
*	frontdoor Inc.	2,199,185	75,696
	AMERCO	203,287	75,523
*	Floor & Decor Holdings Inc. Class A	1,778,207	73,298
	Graham Holdings Co. Class B	106,830	72,984
*	TripAdvisor Inc.	1,379,042	70,952
*	AutoNation Inc.	1,984,205	70,876
*	Yelp Inc. Class A	2,047,568	70,641
	Monro Inc.	815,795	70,583
*	Eldorado Resorts Inc.	1,505,301	70,282
	Strategic Education Inc.	534,877	70,235
*	Adtalem Global Education Inc.	1,498,129	69,393
	SkyWest Inc.	1,273,021	69,112
*	BJ's Wholesale Club Holdings Inc.	2,493,002	68,308
	Sinclair Broadcast Group Inc. Class A	1,769,194	68,079
*	Murphy USA Inc.	794,545	68,029
	Choice Hotels International Inc.	870,931	67,706
	Dick's Sporting Goods Inc.	1,817,376	66,898
*	Sprouts Farmers Market Inc.	3,057,479	65,858
*	Cargurus Inc.	1,622,222	64,986
*	AMC Networks Inc. Class A	1,109,647	62,984
	Morningstar Inc.	499,637	62,949
	Hillenbrand Inc.	1,458,991	60,592
*	Liberty Expedia Holdings Inc. Class A	1,413,384	60,493
*	Belmond Ltd. Class A	2,404,056	59,933
*	Penn National Gaming Inc.	2,927,648	58,846
*	Urban Outfitters Inc.	1,954,341	57,927
	Wingstop Inc.	759,658	57,757
^	Bed Bath & Beyond Inc.	3,389,599	57,589
*	Sally Beauty Holdings Inc.	3,127,333	57,574
	Meredith Corp.	1,037,729	57,345
	Boyd Gaming Corp.	2,037,924	55,758
*	Avis Budget Group Inc.	1,571,820	54,794
*	National Vision Holdings Inc.	1,702,150	53,499
	John Wiley & Sons Inc. Class A	1,185,363	52,417
	Cheesecake Factory Inc.	1,058,450	51,779
	Jack in the Box Inc.	636,000	51,554
	Office Depot Inc.	14,190,052	51,510
	Lithia Motors Inc. Class A	555,086	51,484
*,^ RH		496,744	51,140
	Dave & Buster's Entertainment Inc.	1,002,528	49,996
	Bloomin' Brands Inc.	2,383,368	48,740
	Abercrombie & Fitch Co.	1,707,902	46,814
	Red Rock Resorts Inc. Class A	1,807,075	46,713
	Allegiant Travel Co. Class A	335,178	43,395
	Brinker International Inc.	972,304	43,151
*	Groupon Inc. Class A	11,846,332	42,054
	PriceSmart Inc.	713,146	41,990
	Core-Mark Holding Co. Inc.	1,126,029	41,809
	Lions Gate Entertainment Corp. Class B	2,740,399	41,380
*	Shake Shack Inc. Class A	685,524	40,549
*	Cars.com Inc.	1,777,776	40,533
	Dine Brands Global Inc.	436,264	39,826
	DSW Inc. Class A	1,788,806	39,747
	Big Lots Inc.	1,038,385	39,479

	Penske Automotive Group Inc.	880,250	39,303
^	Children's Place Inc.	398,939	38,809
*	Sotheby's	1,021,316	38,555
	Signet Jewelers Ltd.	1,346,311	36,566
*	Stamps.com Inc.	445,938	36,304
*	Shutterfly Inc.	873,081	35,482
*	Asbury Automotive Group Inc.	508,238	35,251
*	SeaWorld Entertainment Inc.	1,365,645	35,179
*	Laureate Education Inc. Class A	2,294,034	34,342
*	K12 Inc.	990,910	33,820
*	MSG Networks Inc.	1,511,097	32,866
	Hawaiian Holdings Inc.	1,192,824	31,312
	Gannett Co. Inc.	2,932,809	30,912
*	ANGI Homeservices Inc. Class A	1,975,450	30,501
	Group 1 Automotive Inc.	451,794	29,231
*,^ Stitch Fix Inc. Class A		1,034,229	29,196
*	Scientific Games Corp.	1,426,790	29,135
	Matthews International Corp. Class A	786,228	29,051
	Guess? Inc.	1,470,773	28,827
^	Papa John's International Inc.	533,667	28,258
	EW Scripps Co. Class A	1,336,718	28,071
*	Liberty TripAdvisor Holdings Inc. Class A	1,869,861	26,533
*,^ Carvana Co. Class A		453,372	26,323
	BJ's Restaurants Inc.	552,083	26,102
	Scholastic Corp.	652,963	25,962
	International Speedway Corp. Class A	585,821	25,559
	GameStop Corp. Class A	2,511,917	25,521
	Caleres Inc.	1,000,627	24,705
*	Hertz Global Holdings Inc.	1,419,116	24,650
*	Rent-A-Center Inc.	1,179,197	24,610
*	Weight Watchers International Inc.	1,213,244	24,447
*	Herc Holdings Inc.	626,850	24,435
*	Michaels Cos. Inc.	2,044,702	23,350
*	Genesco Inc.	497,360	22,655
	Lions Gate Entertainment Corp. Class A	1,413,035	22,100
*	At Home Group Inc.	1,236,448	22,083
^	Dillard's Inc. Class A	292,200	21,044
*	Liberty Media Corp-Liberty Formula One Class A	616,851	20,998
^	AMC Entertainment Holdings Inc. Class A	1,339,039	19,885
*	Houghton Mifflin Harcourt Co.	2,723,310	19,798
*	Quotient Technology Inc.	1,974,246	19,486
*,^ Rite Aid Corp.		28,229,260	17,926
*	United Natural Foods Inc.	1,331,009	17,596
	Entercom Communications Corp. Class A	3,052,948	16,028
	Weis Markets Inc.	383,400	15,646
	New Media Investment Group Inc.	1,484,653	15,589
*	Regis Corp.	730,354	14,366
^	Buckle Inc.	762,531	14,275
	Chico's FAS Inc.	3,260,373	13,922
*	TrueCar Inc.	2,020,424	13,416
*	Zumiez Inc.	496,463	12,357
*	Party City Holdco Inc.	1,512,475	12,009
*	BrightView Holdings Inc.	816,658	11,760
*,^ JC Penney Co. Inc.		7,360,410	10,967
	National CineMedia Inc.	1,534,607	10,819
	Tailored Brands Inc.	1,229,883	9,642
*	Diplomat Pharmacy Inc.	1,458,545	8,474

	Emerald Expositions Events Inc.	651,696	8,276
	Sonic Automotive Inc. Class A	558,634	8,273
*,^ Upwork Inc.		420,879	8,056
*,^ Lumber Liquidators Holdings Inc.		743,172	7,506
*	Fiesta Restaurant Group Inc.	565,246	7,410
*	El Pollo Loco Holdings Inc.	559,254	7,276
*	Express Inc.	1,688,918	7,229
*	Biglari Holdings Inc. Class B	50,885	7,193
*	American Public Education Inc.	201,829	6,079
*	Clear Channel Outdoor Holdings Inc. Class A	981,590	5,251
*	Ascena Retail Group Inc.	4,333,106	4,680
	Cato Corp. Class A	287,799	4,311
*,^ Lands' End Inc.		250,206	4,156
	Speedway Motorsports Inc.	264,988	3,834
*	Smart & Final Stores Inc.	678,266	3,351
	Barnes & Noble Inc.	616,164	3,346
*	Biglari Holdings Inc.	2,805	2,063
			10,674,173
Financials (25.6%)
	Sun Communities Inc.	2,129,863	252,431
	MarketAxess Holdings Inc.	1,000,612	246,231
	Equity LifeStyle Properties Inc.	2,102,313	240,294
	National Retail Properties Inc.	4,195,256	232,375
	Gaming and Leisure Properties Inc.	5,287,127	203,924
	Omega Healthcare Investors Inc.	5,250,445	200,304
	Kilroy Realty Corp.	2,621,110	199,100
	Apartment Investment & Management Co.	3,883,357	195,294
	Liberty Property Trust	3,835,430	185,712
	Brown & Brown Inc.	6,161,380	181,822
	East West Bancorp Inc.	3,761,312	180,430
	New Residential Investment Corp.	10,616,350	179,522
	Medical Properties Trust Inc.	9,616,843	178,008
	Lamar Advertising Co. Class A	2,208,539	175,049
	Douglas Emmett Inc.	4,199,781	169,755
	American Campus Communities Inc.	3,557,063	169,245
	Signature Bank	1,315,579	168,486
	VICI Properties Inc.	7,677,926	167,993
	American Financial Group Inc.	1,737,582	167,173
	STORE Capital Corp.	4,969,681	166,484
	WP Carey Inc.	2,089,862	163,699
	Park Hotels & Resorts Inc.	5,222,171	162,305
	RenaissanceRe Holdings Ltd.	1,095,455	157,198
	Old Republic International Corp.	7,462,222	156,110
	CubeSmart	4,835,297	154,923
	Healthcare Trust of America Inc. Class A	5,325,925	152,268
	Assurant Inc.	1,600,027	151,859
	Starwood Property Trust Inc.	6,776,566	151,456
	Commerce Bancshares Inc.	2,590,570	150,408
	EPR Properties	1,928,554	148,306
	American Homes 4 Rent Class A	6,526,791	148,289
	CyrusOne Inc.	2,810,471	147,381
	LPL Financial Holdings Inc.	2,098,680	146,173
*	Credit Acceptance Corp.	316,786	143,165
	Cullen/Frost Bankers Inc.	1,469,133	142,609
	Brixmor Property Group Inc.	7,749,493	142,358
*	GCI Liberty Inc. Class A	2,551,699	141,900
	First American Financial Corp.	2,747,597	141,501

	Synovus Financial Corp.	4,086,125	140,399
	Hudson Pacific Properties Inc.	4,006,711	137,911
	Primerica Inc.	1,114,249	136,106
	Popular Inc.	2,592,347	135,139
	New York Community Bancorp Inc.	11,668,209	135,001
	Highwoods Properties Inc.	2,688,093	125,749
	CIT Group Inc.	2,614,166	125,402
	Hanover Insurance Group Inc.	1,096,835	125,226
*	MGIC Investment Corp.	9,378,126	123,697
	JBG SMITH Properties	2,981,466	123,284
	Lazard Ltd. Class A	3,368,136	121,724
	Webster Financial Corp.	2,395,224	121,366
	PacWest Bancorp	3,196,977	120,238
	Prosperity Bancshares Inc.	1,720,954	118,849
	Life Storage Inc.	1,209,158	117,615
	Erie Indemnity Co. Class A	658,666	117,585
*	Howard Hughes Corp.	1,060,315	116,635
	First Industrial Realty Trust Inc.	3,287,118	116,232
	Eaton Vance Corp.	2,881,009	116,133
	Assured Guaranty Ltd.	2,603,476	115,672
	First Horizon National Corp.	8,263,097	115,518
	Radian Group Inc.	5,536,365	114,824
	Axis Capital Holdings Ltd.	2,059,056	112,795
	Americold Realty Trust	3,667,780	111,904
*	Brighthouse Financial Inc.	3,047,892	110,608
	Janus Henderson Group plc	4,387,852	109,609
	Hospitality Properties Trust	4,054,150	106,665
	Rayonier Inc.	3,362,032	105,971
	EastGroup Properties Inc.	947,209	105,746
	Pebblebrook Hotel Trust	3,395,842	105,475
	Cousins Properties Inc.	10,909,538	105,386
*	Essent Group Ltd.	2,421,722	105,224
	Blackstone Mortgage Trust Inc. Class A	3,042,081	105,134
	Healthcare Realty Trust Inc.	3,256,147	104,555
	Sterling Bancorp	5,608,795	104,492
	Pinnacle Financial Partners Inc.	1,909,785	104,465
	IBERIABANK Corp.	1,440,284	103,283
	Kemper Corp.	1,343,327	102,281
	CoreSite Realty Corp.	952,748	101,963
*	Western Alliance Bancorp	2,449,983	100,547
	Ryman Hospitality Properties Inc.	1,199,326	98,633
	Wintrust Financial Corp.	1,463,270	98,522
	Equity Commonwealth	2,994,083	97,877
*,^ Zillow Group Inc.		2,804,279	97,421
	United Bankshares Inc.	2,676,352	96,991
	Selective Insurance Group Inc.	1,529,126	96,763
^	First Financial Bankshares Inc.	1,670,397	96,516
	Two Harbors Investment Corp.	6,971,033	94,318
	Umpqua Holdings Corp.	5,713,503	94,273
	Stifel Financial Corp.	1,777,626	93,788
	Weingarten Realty Investors	3,165,996	92,985
	FirstCash Inc.	1,074,083	92,908
	Apple Hospitality REIT Inc.	5,637,494	91,891
	First Hawaiian Inc.	3,497,623	91,113
	Associated Banc-Corp	4,262,295	91,000
	Chimera Investment Corp.	4,841,847	90,736
	Bank OZK	3,110,280	90,136

	Sabra Health Care REIT Inc.	4,629,177	90,130
	Rexford Industrial Realty Inc.	2,510,718	89,909
	Hancock Whitney Corp.	2,214,936	89,483
	FNB Corp.	8,409,683	89,143
	Physicians Realty Trust	4,734,650	89,059
	Spirit Realty Capital Inc.	2,231,335	88,651
	Glacier Bancorp Inc.	2,191,739	87,823
	STAG Industrial Inc.	2,921,119	86,611
	BankUnited Inc.	2,571,592	85,891
	Bank of Hawaii Corp.	1,082,077	85,343
	Sunstone Hotel Investors Inc.	5,923,636	85,300
	MFA Financial Inc.	11,674,172	84,871
	Outfront Media Inc.	3,620,036	84,709
	TCF Financial Corp.	4,037,099	83,528
	National Health Investors Inc.	1,055,928	82,943
	Evercore Inc. Class A	894,625	81,411
	RLJ Lodging Trust	4,549,774	79,940
	Taubman Centers Inc.	1,507,631	79,724
	Community Bank System Inc.	1,329,069	79,438
	UMB Financial Corp.	1,228,955	78,702
	RLI Corp.	1,096,347	78,663
	PS Business Parks Inc.	498,856	78,236
	Valley National Bancorp	8,166,190	78,232
	Paramount Group Inc.	5,462,894	77,518
	Corporate Office Properties Trust	2,826,666	77,168
	Chemical Financial Corp.	1,853,832	76,304
*	Green Dot Corp. Class A	1,235,948	74,960
	Navient Corp.	6,415,692	74,230
	Brandywine Realty Trust	4,595,149	72,879
	Federated Investors Inc. Class B	2,482,868	72,773
	Senior Housing Properties Trust	6,174,944	72,741
	CVB Financial Corp.	3,450,477	72,633
	Old National Bancorp	4,427,640	72,613
	White Mountains Insurance Group Ltd.	78,335	72,497
	CenterState Bank Corp.	3,037,262	72,317
	SLM Corp.	7,239,235	71,741
	BancorpSouth Bank	2,533,244	71,488
*	Texas Capital Bancshares Inc.	1,307,760	71,391
	Empire State Realty Trust Inc.	4,493,433	70,996
	Fulton Financial Corp.	4,581,125	70,916
	Investors Bancorp Inc.	5,939,495	70,383
*,^ LendingTree Inc.		199,665	70,194
	Home BancShares Inc.	3,987,229	70,056
	Columbia Property Trust Inc.	3,037,546	68,375
	CNO Financial Group Inc.	4,206,397	68,060
	Kennedy-Wilson Holdings Inc.	3,178,919	67,997
	Piedmont Office Realty Trust Inc. Class A	3,261,035	67,993
	Retail Properties of America Inc.	5,543,324	67,573
	Cathay General Bancorp	1,982,343	67,221
	Independent Bank Corp.	808,946	65,533
	Union Bankshares Corp.	2,021,633	65,359
	First BanCorp	5,632,795	64,552
	Colony Capital Inc.	12,090,096	64,319
	Brookfield Property REIT Inc. Class A	3,137,522	64,288
^	QTS Realty Trust Inc. Class A	1,428,727	64,278
	Agree Realty Corp.	925,546	64,177
	Xenia Hotels & Resorts Inc.	2,923,463	64,053

South State Corp.	929,599	63,529
Terreno Realty Corp.	1,506,828	63,347
Apollo Commercial Real Estate Finance Inc.	3,473,738	63,222
Columbia Banking System Inc.	1,905,932	62,305
BOK Financial Corp.	756,428	61,687
OneMain Holdings Inc.	1,942,736	61,682
Legg Mason Inc.	2,230,268	61,042
Cadence BanCorp Class A	3,279,664	60,838
Washington Federal Inc.	2,103,770	60,778
American Equity Investment Life Holding Co.	2,226,138	60,150
CoreCivic Inc.	3,081,616	59,937
Santander Consumer USA Holdings Inc.	2,796,773	59,096
Argo Group International Holdings Ltd.	835,762	59,055
Washington REIT	2,076,822	58,940
International Bancshares Corp.	1,545,308	58,768
DiamondRock Hospitality Co.	5,417,379	58,670
PotlatchDeltic Corp.	1,548,470	58,517
First Financial Bancorp	2,420,735	58,243
* Zillow Group Inc. Class A	1,695,283	57,979
Acadia Realty Trust	2,121,672	57,858
GEO Group Inc.	3,002,595	57,650
First Midwest Bancorp Inc.	2,759,963	56,469
Simmons First National Corp. Class A	2,275,487	55,704
First Citizens BancShares Inc. Class A	136,529	55,595
CareTrust REIT Inc.	2,305,244	54,081
Urban Edge Properties	2,826,223	53,698
WesBanco Inc.	1,348,355	53,597
Lexington Realty Trust	5,825,558	52,780
Invesco Mortgage Capital Inc.	3,299,844	52,138
United Community Banks Inc.	2,063,676	51,447
Retail Opportunity Investments Corp.	2,959,052	51,310
^ Tanger Factory Outlet Centers Inc.	2,442,535	51,244
Trustmark Corp.	1,521,528	51,169
First Merchants Corp.	1,382,326	50,939
* Genworth Financial Inc. Class A	12,987,855	49,743
Moelis & Co. Class A	1,186,938	49,388
Uniti Group Inc.	4,412,055	49,371
Renasant Corp.	1,449,578	49,068
Navigators Group Inc.	694,664	48,536
SITE Centers Corp.	3,540,583	48,223
ProAssurance Corp.	1,390,407	48,122
LegacyTexas Financial Group Inc.	1,265,231	47,307
LTC Properties Inc.	1,030,581	47,201
Banner Corp.	870,213	47,139
Mack-Cali Realty Corp.	2,109,571	46,832
Great Western Bancorp Inc.	1,477,376	46,670
HFF Inc. Class A	963,776	46,020
Alexander & Baldwin Inc.	1,780,722	45,302
American Assets Trust Inc.	984,781	45,162
* Cushman & Wakefield plc	2,530,293	45,039
* Enstar Group Ltd.	256,284	44,593
Capitol Federal Financial Inc.	3,295,483	43,995
Independent Bank Group Inc.	851,680	43,683
Northwest Bancshares Inc.	2,545,413	43,196
* Eagle Bancorp Inc.	846,807	42,510
Towne Bank	1,686,363	41,737
Chesapeake Lodging Trust	1,489,565	41,425

	Ladder Capital Corp. Class A	2,427,978	41,324
	Houlihan Lokey Inc. Class A	900,680	41,296
*	Cannae Holdings Inc.	1,685,261	40,884
	Pacific Premier Bancorp Inc.	1,540,512	40,870
	Hope Bancorp Inc.	3,121,439	40,828
	Westamerica Bancorporation	658,270	40,681
	Ameris Bancorp	1,170,795	40,217
	Provident Financial Services Inc.	1,552,037	40,182
	ServisFirst Bancshares Inc.	1,180,090	39,840
	Redwood Trust Inc.	2,448,345	39,541
	Virtu Financial Inc. Class A	1,660,091	39,427
*	Axos Financial Inc.	1,351,526	39,140
	NBT Bancorp Inc.	1,079,477	38,872
	BGC Partners Inc. Class A	7,220,847	38,343
	National General Holdings Corp.	1,611,066	38,231
	Horace Mann Educators Corp.	1,063,364	37,441
	First Interstate BancSystem Inc. Class A	938,737	37,381
	Global Net Lease Inc.	1,973,762	37,304
	Walker & Dunlop Inc.	730,060	37,167
^	Seritage Growth Properties Class A	832,798	37,010
	Mercury General Corp.	717,449	35,923
*,^ Redfin Corp.		1,759,859	35,672
^	Realogy Holdings Corp.	3,064,833	34,939
	Kite Realty Group Trust	2,174,953	34,778
	PennyMac Mortgage Investment Trust	1,675,408	34,698
	Office Properties Income Trust	1,247,251	34,474
	Industrial Logistics Properties Trust	1,690,943	34,106
	Colony Credit Real Estate Inc.	2,164,825	33,901
	S&T Bancorp Inc.	857,468	33,896
	PennyMac Financial Services Inc.	1,510,391	33,591
	Artisan Partners Asset Management Inc. Class A	1,332,410	33,537
	Hilltop Holdings Inc.	1,823,884	33,286
	Park National Corp.	348,252	32,997
	Safety Insurance Group Inc.	378,136	32,951
	Waddell & Reed Financial Inc. Class A	1,904,385	32,927
*	LendingClub Corp.	10,598,771	32,750
	First Commonwealth Financial Corp.	2,578,486	32,489
	Employers Holdings Inc.	807,974	32,408
*	PRA Group Inc.	1,175,925	31,527
	City Holding Co.	410,039	31,241
	Newmark Group Inc. Class A	3,611,103	30,117
	American Finance Trust Inc.	2,774,027	29,959
	ARMOUR Residential REIT Inc.	1,523,034	29,745
	FGL Holdings	3,762,123	29,608
	Clearway Energy Inc.	1,901,089	28,725
	Brookline Bancorp Inc.	1,961,865	28,251
	Kearny Financial Corp.	2,172,404	27,959
	Ares Management Corp.	1,185,119	27,507
	TPG RE Finance Trust Inc.	1,398,527	27,411
	Berkshire Hills Bancorp Inc.	1,004,795	27,371
^	Washington Prime Group Inc.	4,827,004	27,273
	Getty Realty Corp.	842,054	26,971
	Piper Jaffray Cos.	368,856	26,864
	OFG Bancorp	1,329,849	26,318
	Tompkins Financial Corp.	338,930	25,782
	WSFS Financial Corp.	663,274	25,602
	American National Insurance Co.	209,517	25,314

	RPT Realty	2,079,461	24,974
	Flagstar Bancorp Inc.	748,986	24,657
*	Marcus & Millichap Inc.	604,070	24,604
	Universal Health Realty Income Trust	320,405	24,258
	BancFirst Corp.	464,994	24,249
	United Fire Group Inc.	552,357	24,144
	TFS Financial Corp.	1,459,071	24,031
	WisdomTree Investments Inc.	3,385,129	23,899
	Boston Private Financial Holdings Inc.	2,169,214	23,775
*	Focus Financial Partners Inc. Class A	652,829	23,267
	Cohen & Steers Inc.	548,665	23,192
	Granite Point Mortgage Trust Inc.	1,231,904	22,876
	National Bank Holdings Corp. Class A	678,096	22,553
*	World Acceptance Corp.	187,157	21,922
*,^ Encore Capital Group Inc.		802,347	21,848
	InfraREIT Inc.	1,027,383	21,544
*	Ambac Financial Group Inc.	1,175,711	21,304
	Central Pacific Financial Corp.	713,061	20,565
*	Third Point Reinsurance Ltd.	1,953,288	20,275
	Alexander's Inc.	53,601	20,163
	Hamilton Lane Inc. Class A	462,498	20,156
*	MBIA Inc.	2,115,582	20,140
	Capstead Mortgage Corp.	2,213,806	19,017
	Franklin Street Properties Corp.	2,643,502	19,007
*	Columbia Financial Inc.	1,198,105	18,774
	Investors Real Estate Trust	308,120	18,459
	Heartland Financial USA Inc.	427,893	18,250
	Nelnet Inc. Class A	309,048	17,019
	Virtus Investment Partners Inc.	172,402	16,818
	Saul Centers Inc.	325,380	16,715
	Hersha Hospitality Trust Class A	972,419	16,667
	Oritani Financial Corp.	989,831	16,461
	FBL Financial Group Inc. Class A	256,191	16,068
	Urstadt Biddle Properties Inc. Class A	772,810	15,951
	Summit Hotel Properties Inc.	1,360,148	15,519
	Northfield Bancorp Inc.	1,099,885	15,288
	National Western Life Group Inc. Class A	57,683	15,140
	Dime Community Bancshares Inc.	795,098	14,892
	State Auto Financial Corp.	447,716	14,739
*	St. Joe Co.	865,138	14,266
	iStar Inc.	1,677,435	14,124
	AG Mortgage Investment Trust Inc.	837,278	14,100
	Clearway Energy Inc. Class A	902,145	13,117
	CorePoint Lodging Inc.	1,084,157	12,110
	Retail Value Inc.	383,048	11,940
	Ashford Hospitality Trust Inc.	2,485,595	11,807
	KKR Real Estate Finance Trust Inc.	589,063	11,793
	Front Yard Residential Corp.	1,258,607	11,667
	New Senior Investment Group Inc.	2,129,987	11,608
	RMR Group Inc. Class A	178,019	10,856
^	Pennsylvania REIT	1,656,122	10,417
	Anworth Mortgage Asset Corp.	2,572,010	10,391
*	Tejon Ranch Co.	503,174	8,856
*	Greenlight Capital Re Ltd. Class A	728,192	7,915
	Greenhill & Co. Inc.	345,511	7,432
^	CBL & Associates Properties Inc.	4,349,547	6,742
*	EZCORP Inc. Class A	607,992	5,666

*	Forestar Group Inc.	272,204	4,706
*	Altisource Portfolio Solutions SA	175,097	4,145
*	On Deck Capital Inc.	727,539	3,943
	Spirit MTA REIT	558,461	3,624
	GAMCO Investors Inc. Class A	162,169	3,324
	Associated Capital Group Inc. Class A	49,696	1,966
	Urstadt Biddle Properties Inc.	57,522	961
*	Longfin Corp.	18	—
			23,054,364
Health Care (11.6%)
*	Exact Sciences Corp.	3,262,642	282,610
	STERIS plc	2,193,754	280,866
*	Ionis Pharmaceuticals Inc.	3,212,574	260,765
*,^ Bluebird Bio Inc.		1,426,079	224,365
*	Molina Healthcare Inc.	1,539,174	218,501
	West Pharmaceutical Services Inc.	1,921,766	211,779
*,^ Sarepta Therapeutics Inc.		1,752,123	208,836
*	Sage Therapeutics Inc.	1,308,349	208,093
*	Neurocrine Biosciences Inc.	2,357,351	207,683
	Bio-Techne Corp.	979,632	194,506
*	Exelixis Inc.	7,758,390	184,650
	Hill-Rom Holdings Inc.	1,729,650	183,101
*	Charles River Laboratories International Inc.	1,250,746	181,671
*	Masimo Corp.	1,237,169	171,076
*	Bio-Rad Laboratories Inc. Class A	548,010	167,516
*	PRA Health Sciences Inc.	1,516,800	167,288
*	Catalent Inc.	3,778,496	153,369
*	Insulet Corp.	1,532,414	145,717
	Encompass Health Corp.	2,438,304	142,397
*	Array BioPharma Inc.	5,662,448	138,050
	Chemed Corp.	415,167	132,883
*	United Therapeutics Corp.	1,075,668	126,251
*	Horizon Pharma plc	4,715,423	124,629
*	ICU Medical Inc.	504,973	120,855
*	Penumbra Inc.	805,258	118,381
*	Haemonetics Corp.	1,323,145	115,749
*	HealthEquity Inc.	1,536,578	113,676
*	Syneos Health Inc.	2,142,321	110,887
*	FibroGen Inc.	1,988,806	108,092
*	Wright Medical Group NV	3,243,087	101,995
*	Amedisys Inc.	826,831	101,915
	Bruker Corp.	2,639,015	101,444
*	Integra LifeSciences Holdings Corp.	1,767,000	98,457
*	Globus Medical Inc.	1,971,714	97,422
*	Ultragenyx Pharmaceutical Inc.	1,389,457	96,373
*,^ Teladoc Health Inc.		1,728,021	96,078
*	Blueprint Medicines Corp.	1,189,073	95,185
*	Spark Therapeutics Inc.	832,763	94,835
*	Novocure Ltd.	1,929,564	92,947
*	Agios Pharmaceuticals Inc.	1,288,571	86,901
*	LHC Group Inc.	772,994	85,694
*	Tandem Diabetes Care Inc.	1,338,405	84,989
*	Merit Medical Systems Inc.	1,350,716	83,515
*	Immunomedics Inc.	4,200,858	80,698
*	Omnicell Inc.	976,098	78,908
*	Amicus Therapeutics Inc.	5,670,450	77,118
*	Tenet Healthcare Corp.	2,657,494	76,642

*	NuVasive Inc.	1,338,945	76,039
*	Alkermes plc	2,025,867	73,924
*	Neogen Corp.	1,283,588	73,665
*	Global Blood Therapeutics Inc.	1,372,717	72,658
*,^ ACADIA Pharmaceuticals Inc.		2,607,316	70,006
*	Glaukos Corp.	887,416	69,547
*	Acadia Healthcare Co. Inc.	2,288,276	67,069
	Ensign Group Inc.	1,298,089	66,449
*	Ligand Pharmaceuticals Inc.	523,896	65,859
*	Intercept Pharmaceuticals Inc.	576,705	64,510
*	HMS Holdings Corp.	2,175,094	64,405
^	Healthcare Services Group Inc.	1,914,003	63,143
	Cantel Medical Corp.	919,947	61,535
*	Repligen Corp.	1,027,708	60,717
*	Myriad Genetics Inc.	1,805,570	59,945
*	MEDNAX Inc.	2,165,381	58,833
*	Insmed Inc.	2,006,287	58,323
	CONMED Corp.	693,430	57,680
*	Arena Pharmaceuticals Inc.	1,286,014	57,652
*	Quidel Corp.	870,278	56,977
*	Emergent BioSolutions Inc.	1,126,947	56,933
*,^ Portola Pharmaceuticals Inc.		1,637,689	56,828
*	Aerie Pharmaceuticals Inc.	1,178,992	56,002
*	Halozyme Therapeutics Inc.	3,408,121	54,871
*	PTC Therapeutics Inc.	1,418,606	53,396
*	Acceleron Pharma Inc.	1,141,149	53,143
*	Avanos Medical Inc.	1,229,653	52,482
*	MyoKardia Inc.	999,505	51,964
*	Ironwood Pharmaceuticals Inc. Class A	3,821,382	51,703
*	BioTelemetry Inc.	820,216	51,362
*	Medicines Co.	1,726,412	48,253
*	REGENXBIO Inc.	836,501	47,940
*	Mallinckrodt plc	2,159,747	46,953
	Patterson Cos. Inc.	2,093,741	45,748
*	Inogen Inc.	474,412	45,245
*	Supernus Pharmaceuticals Inc.	1,286,647	45,084
*	Heron Therapeutics Inc.	1,829,643	44,716
*	Nevro Corp.	709,075	44,324
*	Genomic Health Inc.	611,845	42,860
*	iRhythm Technologies Inc.	563,830	42,265
*	Endo International plc	5,232,918	42,020
*	Magellan Health Inc.	629,053	41,467
*	Medpace Holdings Inc.	692,442	40,833
*	Prestige Consumer Healthcare Inc.	1,343,751	40,192
*	Amneal Pharmaceuticals Inc.	2,832,241	40,133
*	Reata Pharmaceuticals Inc. Class A	466,226	39,848
*	Select Medical Holdings Corp.	2,807,476	39,557
*	WageWorks Inc.	1,027,665	38,805
*	Xencor Inc.	1,241,582	38,564
*	Pacira Pharmaceuticals Inc.	1,012,458	38,534
*	AnaptysBio Inc.	523,467	38,239
*,^ Denali Therapeutics Inc.		1,609,695	37,377
*	Momenta Pharmaceuticals Inc.	2,556,831	37,151
*	Cambrex Corp.	871,431	33,855
*	Varex Imaging Corp.	989,755	33,533
*	Puma Biotechnology Inc.	846,513	32,836
*	Clovis Oncology Inc.	1,298,182	32,221

*,^ Corcept Therapeutics Inc.		2,694,866	31,638
*	Brookdale Senior Living Inc.	4,596,269	30,243
*	Mirati Therapeutics Inc.	398,138	29,184
*	Zogenix Inc.	516,852	28,432
*	Madrigal Pharmaceuticals Inc.	221,163	27,703
*	Editas Medicine Inc.	1,115,899	27,284
*	Spectrum Pharmaceuticals Inc.	2,495,156	26,673
*	Natera Inc.	1,282,336	26,442
*	Orthofix Medical Inc.	466,024	26,288
*,^ Guardant Health Inc.		333,547	25,583
	Luminex Corp.	1,098,009	25,265
*	Alder Biopharmaceuticals Inc.	1,793,301	24,479
*,^ Theravance Biopharma Inc.		1,077,392	24,424
*	Innoviva Inc.	1,704,341	23,912
*,^ Radius Health Inc.		1,193,556	23,800
*	Epizyme Inc.	1,851,000	22,934
*	Aimmune Therapeutics Inc.	999,437	22,337
*,^ Allakos Inc.		545,807	22,105
*,^ OPKO Health Inc.		8,362,420	21,826
*	Tivity Health Inc.	1,229,027	21,582
*	Atara Biotherapeutics Inc.	508,102	20,197
*	STAAR Surgical Co.	571,795	19,550
	National HealthCare Corp.	256,963	19,498
	Meridian Bioscience Inc.	1,101,191	19,392
*	HealthStream Inc.	669,312	18,781
*,^ Allogene Therapeutics Inc.		636,539	18,402
*	Tricida Inc.	436,521	16,858
*	Acorda Therapeutics Inc.	1,233,245	16,390
*	CorVel Corp.	241,537	15,758
*	Intra-Cellular Therapies Inc.	1,135,014	13,824
*,^ Intellia Therapeutics Inc.		800,243	13,668
*	Sangamo Therapeutics Inc.	1,319,869	12,592
*,^ Esperion Therapeutics Inc.		312,889	12,563
*,^ TherapeuticsMD Inc.		2,479,413	12,075
*	AMAG Pharmaceuticals Inc.	897,165	11,555
*,^ Community Health Systems Inc.		2,862,232	10,676
*	Natus Medical Inc.	414,361	10,516
*	Achillion Pharmaceuticals Inc.	3,422,198	10,130
*,^ Akcea Therapeutics Inc.		346,633	9,820
*	Gossamer Bio Inc.	409,549	8,875
*,^ Rubius Therapeutics Inc.		480,497	8,697
*	Akorn Inc.	2,428,753	8,549
*,^ ZIOPHARM Oncology Inc.		2,012,194	7,747
*	PDL BioPharma Inc.	1,958,716	7,286
*,^ Intrexon Corp.		1,245,795	6,553
*	Kiniksa Pharmaceuticals Ltd. Class A	359,404	6,491
	Owens & Minor Inc.	1,548,143	6,347
*,^ Lexicon Pharmaceuticals Inc.		1,094,273	6,084
*	Five Prime Therapeutics Inc.	442,510	5,930
*	G1 Therapeutics Inc.	337,492	5,602
*	Accuray Inc.	1,092,424	5,211
*,^ Surgery Partners Inc.		441,794	4,983
*,^ Alector Inc.		265,869	4,977
*,^ Insys Therapeutics Inc.		760,087	3,512
*,^ Moderna Inc.		109,611	2,231
*	American Renal Associates Holdings Inc.	332,800	2,043
*	Shockwave Medical Inc.	17,440	584

	Invacare Corp.	63,496	531
*,^ Synergy Pharmaceuticals Inc.		2,001,166	19
			10,468,162
Industrials (19.8%)
	IDEX Corp.	1,988,546	301,742
*	Zebra Technologies Corp.	1,397,074	292,729
	PerkinElmer Inc.	2,885,435	278,041
	Lennox International Inc.	982,226	259,701
	Spirit AeroSystems Holdings Inc. Class A	2,734,468	250,286
	Allegion plc	2,449,743	222,216
*	WEX Inc.	1,118,453	214,732
	Graco Inc.	4,285,014	212,194
*	Teledyne Technologies Inc.	888,638	210,616
	Booz Allen Hamilton Holding Corp. Class A	3,449,924	200,579
*	HD Supply Holdings Inc.	4,616,969	200,146
*	Fair Isaac Corp.	716,095	194,513
*	Berry Global Group Inc.	3,380,700	182,118
	Carlisle Cos. Inc.	1,484,678	182,051
*	Euronet Worldwide Inc.	1,270,273	181,128
	Toro Co.	2,612,137	179,820
	Nordson Corp.	1,338,115	177,327
	AptarGroup Inc.	1,632,217	173,652
^	Universal Display Corp.	1,099,721	168,092
	Donaldson Co. Inc.	3,314,202	165,909
	Sonoco Products Co.	2,588,168	159,250
	Hexcel Corp.	2,198,364	152,039
	National Instruments Corp.	3,259,771	144,603
	Quanta Services Inc.	3,785,952	142,882
	Jack Henry & Associates Inc.	1,000,332	138,786
	Genpact Ltd.	3,928,164	138,193
	Woodward Inc.	1,448,360	137,435
	HEICO Corp. Class A	1,631,106	137,111
	Oshkosh Corp.	1,816,796	136,496
	Lincoln Electric Holdings Inc.	1,586,343	133,047
	ManpowerGroup Inc.	1,603,661	132,607
*	Genesee & Wyoming Inc. Class A	1,513,694	131,903
	ITT Inc.	2,270,405	131,683
	MDU Resources Group Inc.	5,086,324	131,380
	Bemis Co. Inc.	2,361,830	131,034
*	Stericycle Inc.	2,350,337	127,905
	BWX Technologies Inc.	2,560,408	126,945
	Insperity Inc.	1,008,367	124,695
	Acuity Brands Inc.	1,034,973	124,207
	Avnet Inc.	2,812,735	121,988
*	AECOM	4,050,612	120,182
	Watsco Inc.	832,789	119,264
	MAXIMUS Inc.	1,654,168	117,413
	HEICO Corp.	1,237,279	117,381
	Landstar System Inc.	1,065,532	116,559
	Curtiss-Wright Corp.	1,022,114	115,846
	Littelfuse Inc.	620,189	113,172
	AGCO Corp.	1,624,161	112,960
	nVent Electric plc	4,136,019	111,590
*	Kirby Corp.	1,475,676	110,838
	Crane Co.	1,309,185	110,783
	Cognex Corp.	2,106,272	107,125
^	Knight-Swift Transportation Holdings Inc.	3,168,897	103,560

EMCOR Group Inc.	1,379,809	100,836
AO Smith Corp.	1,841,877	98,209
Graphic Packaging Holding Co.	7,708,375	97,357
Armstrong World Industries Inc.	1,221,077	96,978
MSC Industrial Direct Co. Inc. Class A	1,169,974	96,769
Jabil Inc.	3,610,646	96,007
Eagle Materials Inc.	1,132,034	95,430
Brink's Co.	1,246,688	94,013
Air Lease Corp. Class A	2,734,837	93,942
USG Corp.	2,168,030	93,876
* Clean Harbors Inc.	1,307,004	93,490
* Trex Co. Inc.	1,517,173	93,336
* Gardner Denver Holdings Inc.	3,339,711	92,877
MSA Safety Inc.	897,536	92,805
Regal Beloit Corp.	1,118,785	91,595
* Coherent Inc.	631,269	89,463
Louisiana-Pacific Corp.	3,511,407	85,608
Ryder System Inc.	1,377,511	85,392
FLIR Systems Inc.	1,793,443	85,332
Tetra Tech Inc.	1,431,907	85,327
* Allegheny Technologies Inc.	3,259,412	83,343
* Axon Enterprise Inc.	1,525,534	83,004
* Generac Holdings Inc.	1,611,186	82,541
* ASGN Inc.	1,293,427	82,120
* RBC Bearings Inc.	643,697	81,859
* MasTec Inc.	1,632,553	78,526
Kennametal Inc.	2,132,616	78,374
Macquarie Infrastructure Corp.	1,891,202	77,955
* CoreLogic Inc.	2,089,505	77,855
Exponent Inc.	1,348,410	77,830
Timken Co.	1,768,356	77,136
Flowserve Corp.	1,698,242	76,659
* Mercury Systems Inc.	1,193,919	76,506
* FTI Consulting Inc.	995,404	76,467
* Rogers Corp.	478,634	76,045
Owens-Illinois Inc.	3,983,579	75,608
John Bean Technologies Corp.	820,066	75,356
GATX Corp.	974,966	74,458
* Paylocity Holding Corp.	823,243	73,425
Moog Inc. Class A	841,139	73,137
* Novanta Inc.	860,282	72,892
Valmont Industries Inc.	544,141	70,793
* Proto Labs Inc.	667,355	70,166
KBR Inc.	3,653,982	69,755
* Rexnord Corp.	2,716,215	68,286
Fluor Corp.	1,826,510	67,216
Owens Corning	1,422,374	67,022
EnerSys	1,004,499	65,453
* TriNet Group Inc.	1,091,643	65,215
* Aerojet Rocketdyne Holdings Inc.	1,829,173	64,991
Barnes Group Inc.	1,263,777	64,971
* Conduent Inc.	4,662,218	64,478
* WESCO International Inc.	1,211,055	64,198
Simpson Manufacturing Co. Inc.	1,072,661	63,577
Vishay Intertechnology Inc.	3,431,164	63,374
* Integer Holdings Corp.	839,352	63,304
Korn Ferry	1,396,011	62,513

ABM Industries Inc.	1,717,530	62,432
* Resideo Technologies Inc.	3,188,260	61,502
UniFirst Corp.	400,224	61,434
* SiteOne Landscape Supply Inc.	1,060,603	60,613
Trinity Industries Inc.	2,765,822	60,101
Applied Industrial Technologies Inc.	1,005,952	59,824
Silgan Holdings Inc.	2,010,039	59,557
* TopBuild Corp.	918,139	59,514
* Colfax Corp.	1,976,953	58,676
* II-VI Inc.	1,561,620	58,155
Watts Water Technologies Inc. Class A	716,780	57,930
* AMN Healthcare Services Inc.	1,215,210	57,224
* Beacon Roofing Supply Inc.	1,774,507	57,068
Brady Corp. Class A	1,209,988	56,156
Terex Corp.	1,719,911	55,261
Belden Inc.	1,021,514	54,855
Albany International Corp.	752,681	53,884
Covanta Holding Corp.	3,057,943	52,933
Franklin Electric Co. Inc.	1,030,106	52,628
Deluxe Corp.	1,201,125	52,513
Granite Construction Inc.	1,210,942	52,252
Altra Industrial Motion Corp.	1,664,617	51,686
* Advanced Disposal Services Inc.	1,838,647	51,482
Otter Tail Corp.	1,030,191	51,324
* ExlService Holdings Inc.	844,664	50,697
Comfort Systems USA Inc.	956,031	50,086
* Plexus Corp.	802,851	48,934
* Sanmina Corp.	1,686,499	48,655
Forward Air Corp.	746,232	48,304
World Fuel Services Corp.	1,655,988	47,841
AAON Inc.	1,014,339	46,842
* Pluralsight Inc. Class A	1,475,181	46,822
Triton International Ltd.	1,502,240	46,720
* Livent Corp.	3,781,623	46,438
* Summit Materials Inc. Class A	2,896,234	45,963
Universal Forest Products Inc.	1,521,149	45,467
* Cimpress NV	559,999	44,873
Mueller Industries Inc.	1,422,130	44,570
Cubic Corp.	767,242	43,150
ESCO Technologies Inc.	638,269	42,783
Kaman Corp.	724,822	42,359
Badger Meter Inc.	754,732	41,993
EVERTEC Inc.	1,501,260	41,750
* Harsco Corp.	2,061,888	41,568
* Anixter International Inc.	739,717	41,506
* Navistar International Corp.	1,282,368	41,420
* Knowles Corp.	2,339,502	41,245
Mueller Water Products Inc. Class A	4,101,895	41,183
* Saia Inc.	666,353	40,714
* Itron Inc.	869,893	40,581
Werner Enterprises Inc.	1,187,347	40,548
Matson Inc.	1,107,314	39,963
* Builders FirstSource Inc.	2,976,104	39,701
Mobile Mini Inc.	1,160,491	39,387
* SPX Corp.	1,127,792	39,236
* OSI Systems Inc.	445,044	38,986
Actuant Corp. Class A	1,584,669	38,618

	Schneider National Inc. Class B	1,827,907	38,477
*	Aerovironment Inc.	558,365	38,198
	ManTech International Corp. Class A	690,167	37,283
*	TriMas Corp.	1,187,603	35,901
	Raven Industries Inc.	932,086	35,764
	McGrath RentCorp	627,973	35,524
*	Dycom Industries Inc.	770,807	35,411
*	SPX FLOW Inc.	1,105,119	35,253
	Sun Hydraulics Corp.	747,241	34,754
	EnPro Industries Inc.	537,732	34,657
*	Ambarella Inc.	789,532	34,108
*	Cardtronics plc Class A	956,508	34,033
*	Hub Group Inc. Class A	832,405	34,004
*	Air Transport Services Group Inc.	1,455,163	33,542
*	Masonite International Corp.	669,758	33,414
*	JELD-WEN Holding Inc.	1,740,576	30,739
	Rush Enterprises Inc. Class A	734,902	30,726
*	Atlas Air Worldwide Holdings Inc.	601,078	30,390
*	Sykes Enterprises Inc.	1,056,252	29,871
	Benchmark Electronics Inc.	1,133,429	29,753
	Encore Wire Corp.	514,359	29,432
*	Verra Mobility Corp.	2,427,435	28,886
*	TTM Technologies Inc.	2,420,253	28,390
	AAR Corp.	864,256	28,097
	Tennant Co.	446,324	27,712
	AZZ Inc.	676,391	27,685
*	Huron Consulting Group Inc.	584,653	27,607
	Aircastle Ltd.	1,363,799	27,603
*	Installed Building Products Inc.	566,750	27,487
	Lindsay Corp.	279,564	27,059
	Greenbrier Cos. Inc.	838,874	27,037
	Boise Cascade Co.	1,008,750	26,994
	Greif Inc. Class A	642,895	26,519
	Methode Electronics Inc.	911,216	26,225
*	Atkore International Group Inc.	1,192,260	25,669
	MTS Systems Corp.	463,820	25,260
	Apogee Enterprises Inc.	669,486	25,099
	Advanced Drainage Systems Inc.	965,150	24,872
*	TrueBlue Inc.	1,049,712	24,815
*	Fabrinet	464,714	24,332
	Standex International Corp.	327,966	24,073
*	Continental Building Products Inc.	955,155	23,678
	Triumph Group Inc.	1,228,119	23,408
	Primoris Services Corp.	1,128,537	23,338
	AVX Corp.	1,321,937	22,922
	Astec Industries Inc.	591,150	22,322
*,^ Inovalon Holdings Inc. Class A		1,774,616	22,058
*	Evolent Health Inc. Class A	1,727,067	21,726
	Navigant Consulting Inc.	1,104,044	21,496
	Kforce Inc.	607,990	21,353
	H&E Equipment Services Inc.	834,531	20,955
*	Milacron Holdings Corp.	1,833,809	20,759
*	Thermon Group Holdings Inc.	845,005	20,711
	Heartland Express Inc.	1,061,726	20,470
*,^ MACOM Technology Solutions Holdings Inc.		1,185,371	19,808
*	FARO Technologies Inc.	447,381	19,644
	ArcBest Corp.	632,786	19,483

	GrafTech International Ltd.	1,504,620	19,244
	Griffon Corp.	1,036,421	19,153
*	GreenSky Inc. Class A	1,423,689	18,423
	Wabash National Corp.	1,358,275	18,405
	Kelly Services Inc. Class A	826,980	18,243
*	Evo Payments Inc. Class A	625,430	18,169
*	SEACOR Holdings Inc.	425,770	18,002
*	Tutor Perini Corp.	1,038,217	17,774
	Gorman-Rupp Co.	509,014	17,276
*	CIRCOR International Inc.	513,523	16,741
*	Gates Industrial Corp. plc	1,127,702	16,171
	Hyster-Yale Materials Handling Inc.	246,447	15,368
*	Manitowoc Co. Inc.	923,308	15,151
*	Aegion Corp. Class A	796,876	14,001
	Quanex Building Products Corp.	868,520	13,801
*	Veeco Instruments Inc.	1,241,104	13,454
	TTEC Holdings Inc.	361,215	13,087
*	GMS Inc.	858,660	12,983
*	Team Inc.	740,560	12,960
	Resources Connection Inc.	780,032	12,902
*	Wesco Aircraft Holdings Inc.	1,428,733	12,559
	Briggs & Stratton Corp.	1,036,896	12,266
*	Donnelley Financial Solutions Inc.	795,718	11,840
	Quad/Graphics Inc.	794,536	9,455
*	Astronics Corp.	280,357	9,173
	Greif Inc. Class B	167,231	8,176
	RR Donnelley & Sons Co.	1,723,518	8,135
*	Vicor Corp.	241,587	7,494
	REV Group Inc.	648,071	7,096
	Rush Enterprises Inc. Class B	160,382	6,661
^	Maxar Technologies Inc.	1,536,165	6,175
*	Mistras Group Inc.	443,536	6,125
*	International Seaways Inc.	321,300	5,507
	Park Electrochemical Corp.	246,299	3,867
*	Armstrong Flooring Inc.	267,645	3,640
*	InnerWorkings Inc.	315,085	1,141
*	Dorian LPG Ltd.	20	—
			17,798,815
Oil & Gas (3.6%)
*	WPX Energy Inc.	10,910,497	143,037
	EQT Corp.	6,607,729	137,044
*	Parsley Energy Inc. Class A	6,907,740	133,319
*	Transocean Ltd.	15,035,822	130,962
	Murphy Oil Corp.	4,265,788	124,988
	Equitrans Midstream Corp.	5,277,564	114,945
*	First Solar Inc.	1,904,209	100,618
*,^ Chesapeake Energy Corp.		31,797,897	98,574
	PBF Energy Inc. Class A	2,797,013	87,099
*	Apergy Corp.	2,006,237	82,376
	Core Laboratories NV	1,149,155	79,211
	Helmerich & Payne Inc.	1,347,629	74,874
	Patterson-UTI Energy Inc.	5,271,794	73,911
	Delek US Holdings Inc.	2,022,938	73,675
*	Chart Industries Inc.	809,075	73,238
	Range Resources Corp.	6,475,798	72,788
*	Southwestern Energy Co.	15,081,026	70,730
*	PDC Energy Inc.	1,714,553	69,748

*	Whiting Petroleum Corp.	2,360,177	61,695
*	Antero Resources Corp.	6,009,120	53,061
*	Matador Resources Co.	2,715,439	52,489
	SM Energy Co.	2,911,584	50,924
*	Oasis Petroleum Inc.	8,261,284	49,898
*	ProPetro Holding Corp.	2,208,400	49,777
*	QEP Resources Inc.	6,130,487	47,757
*	Callon Petroleum Co.	5,902,333	44,563
^	Ensco plc Class A	11,334,572	44,545
*	Cactus Inc. Class A	1,203,633	42,849
*	Dril-Quip Inc.	927,843	42,542
*	Centennial Resource Development Inc. Class A	4,797,225	42,168
*	CNX Resources Corp.	3,857,438	41,545
*	Oceaneering International Inc.	2,554,973	40,292
*	NOW Inc.	2,812,041	39,256
*	MRC Global Inc.	2,065,786	36,110
*	Rowan Cos. plc Class A	3,293,833	35,540
*	Magnolia Oil & Gas Corp.	2,837,259	34,047
	McDermott International Inc.	4,446,854	33,085
	Archrock Inc.	3,381,533	33,071
	Arcosa Inc.	1,076,533	32,888
*	Gulfport Energy Corp.	4,045,424	32,444
*	SRC Energy Inc.	6,309,151	32,303
	CVR Energy Inc.	781,840	32,212
	Nabors Industries Ltd.	8,814,969	30,324
	SemGroup Corp. Class A	2,050,201	30,220
*	Helix Energy Solutions Group Inc.	3,650,013	28,872
*,^ Tellurian Inc.		2,494,442	27,938
*	Carrizo Oil & Gas Inc.	2,139,084	26,674
*	Denbury Resources Inc.	11,943,821	24,485
*	Oil States International Inc.	1,413,923	23,980
*	C&J Energy Services Inc.	1,457,761	22,624
*	Newpark Resources Inc.	2,237,414	20,495
*	Unit Corp.	1,332,288	18,972
*	Superior Energy Services Inc.	4,036,163	18,849
*	Noble Corp. plc	6,397,420	18,361
	Berry Petroleum Corp.	1,587,200	18,316
*,^ Weatherford International plc		25,887,980	18,070
*,^ Diamond Offshore Drilling Inc.		1,598,560	16,769
^	RPC Inc.	1,393,004	15,894
*,^ Jagged Peak Energy Inc.		1,381,488	14,464
*	Laredo Petroleum Inc.	4,551,597	14,064
^	Liberty Oilfield Services Inc. Class A	908,000	13,974
*	Exterran Corp.	800,914	13,495
*	KLX Energy Services Holdings Inc.	524,748	13,192
*	Extraction Oil & Gas Inc.	2,892,524	12,235
*	Keane Group Inc.	1,081,242	11,775
*,^ SunPower Corp. Class A		1,645,488	10,712
*	Forum Energy Technologies Inc.	1,987,606	10,157
*	FTS International Inc.	852,826	8,528
	Green Plains Inc.	508,823	8,487
*	Roan Resources Inc.	992,497	6,064
*,^ Covia Holdings Corp.		1,009,077	5,641
	Diamondback Energy Inc.	9,427	957
*	EP Energy Corp. Class A	301,560	78
			3,250,864

Other (0.0%)2
*,§ Herbalife Ltd. CVR		228,911	2,221
*,§ A Schulman Inc. CVR		670,110	290
*,§ NewStar Financial Inc. CVR		651,238	169
*,§ Media General Inc. CVR		2,475,062	96
*,§ Clinical Data CVR		297,875	—
			2,776
Technology (12.7%)
*	PTC Inc.	2,769,252	255,270
*	Ultimate Software Group Inc.	771,595	254,727
	Leidos Holdings Inc.	3,790,427	242,928
*	Zendesk Inc.	2,810,401	238,884
*	Tableau Software Inc. Class A	1,855,953	236,226
*	Paycom Software Inc.	1,215,627	229,912
*,^ EPAM Systems Inc.		1,332,345	225,340
*	ON Semiconductor Corp.	10,629,869	218,656
*	Guidewire Software Inc.	2,101,429	204,175
*	Okta Inc.	2,430,024	201,036
*	Tyler Technologies Inc.	943,340	192,819
*	Aspen Technology Inc.	1,806,310	188,326
	Teradyne Inc.	4,649,377	185,231
*	RingCentral Inc. Class A	1,689,824	182,163
*	Proofpoint Inc.	1,435,920	174,364
*	HubSpot Inc.	1,021,480	169,780
*	Cree Inc.	2,677,768	153,222
*	Ciena Corp.	4,055,867	151,446
*	Coupa Software Inc.	1,541,581	140,253
	Cypress Semiconductor Corp.	9,386,229	140,043
*	Nutanix Inc.	3,595,475	135,693
*	ARRIS International plc	4,285,079	135,451
	Monolithic Power Systems Inc.	992,263	134,442
*	Teradata Corp.	3,064,560	133,768
*	DocuSign Inc. Class A	2,572,030	133,334
	MKS Instruments Inc.	1,400,596	130,325
*	RealPage Inc.	2,069,775	125,615
*	Nuance Communications Inc.	7,401,149	125,301
	Entegris Inc.	3,499,320	124,891
*	New Relic Inc.	1,264,446	124,801
*	Pure Storage Inc. Class A	5,644,240	122,988
*	CACI International Inc. Class A	644,813	117,369
*,^ ViaSat Inc.		1,489,897	115,467
*,^ MongoDB Inc.		780,704	114,779
*	Lumentum Holdings Inc.	1,974,076	111,614
*	Medidata Solutions Inc.	1,512,197	110,753
*	CommScope Holding Co. Inc.	4,992,011	108,476
	Science Applications International Corp.	1,377,519	106,000
	LogMeIn Inc.	1,318,701	105,628
	j2 Global Inc.	1,213,879	105,122
	SYNNEX Corp.	1,062,756	101,376
*	Verint Systems Inc.	1,693,058	101,346
*	2U Inc.	1,426,929	101,098
	Blackbaud Inc.	1,259,554	100,424
*	Tech Data Corp.	967,810	99,113
*	ACI Worldwide Inc.	2,856,623	93,897
*	Manhattan Associates Inc.	1,684,980	92,859
*	Silicon Laboratories Inc.	1,118,107	90,410
*	Zscaler Inc.	1,268,304	89,961

*	Ellie Mae Inc.	906,115	89,424
*	Semtech Corp.	1,707,190	86,913
*	NCR Corp.	3,081,165	84,085
	Cabot Microelectronics Corp.	751,021	84,084
*	Integrated Device Technology Inc.	1,678,106	82,210
*	FireEye Inc.	4,857,099	81,551
*	Alteryx Inc. Class A	927,155	77,761
*	Five9 Inc.	1,447,528	76,473
*	Cornerstone OnDemand Inc.	1,368,750	74,980
*,^ Ceridian HCM Holding Inc.		1,459,206	74,857
*	Envestnet Inc.	1,127,184	73,707
*	Viavi Solutions Inc.	5,917,725	73,261
	Perspecta Inc.	3,606,639	72,926
*	Qualys Inc.	867,848	71,806
*	Finisar Corp.	3,058,532	70,866
*	Q2 Holdings Inc.	1,017,225	70,453
*	CommVault Systems Inc.	1,071,122	69,344
	Pegasystems Inc.	1,017,020	66,106
*	Box Inc.	3,349,656	64,682
*	Cirrus Logic Inc.	1,535,017	64,578
*	Cloudera Inc.	5,869,220	64,209
*	Alarm.com Holdings Inc.	933,572	60,589
*	SailPoint Technologies Holding Inc.	2,048,285	58,827
	Cogent Communications Holdings Inc.	1,081,530	58,673
*	Premier Inc. Class A	1,654,697	57,071
*	Bottomline Technologies DE Inc.	1,120,026	56,102
	InterDigital Inc.	845,798	55,806
*	Covetrus Inc.	1,727,696	55,027
^	Ubiquiti Networks Inc.	365,849	54,771
*	NetScout Systems Inc.	1,919,360	53,876
*	Rapid7 Inc.	1,042,863	52,779
	Progress Software Corp.	1,170,775	51,947
	Brooks Automation Inc.	1,748,064	51,271
*	Insight Enterprises Inc.	919,886	50,649
	Power Integrations Inc.	712,852	49,857
*	Advanced Energy Industries Inc.	999,573	49,659
*	Blackline Inc.	1,068,556	49,496
*	Avaya Holdings Corp.	2,874,668	48,381
*	Acacia Communications Inc.	839,201	48,128
*	Inphi Corp.	1,086,709	47,533
*	EchoStar Corp. Class A	1,235,986	45,052
*	Varonis Systems Inc.	728,433	43,436
*	Avalara Inc.	775,739	43,278
*	Allscripts Healthcare Solutions Inc.	4,529,477	43,211
*	LivePerson Inc.	1,479,791	42,944
*	MaxLinear Inc.	1,624,017	41,461
	Plantronics Inc.	869,976	40,115
*	Lattice Semiconductor Corp.	3,353,898	40,012
*	Blucora Inc.	1,183,659	39,511
*	Diodes Inc.	1,073,421	37,248
*	Yext Inc.	1,688,920	36,920
	CSG Systems International Inc.	860,720	36,408
*	Synaptics Inc.	892,911	35,493
*,^ Pivotal Software Inc. Class A		1,690,225	35,241
*,^ Benefitfocus Inc.		705,803	34,951
*	Pitney Bowes Inc.	4,883,244	33,548
*	Zuora Inc. Class A	1,612,889	32,306

*	Cision Ltd.	2,309,166	31,797
*	Appfolio Inc.	396,782	31,505
*	FormFactor Inc.	1,922,936	30,940
*	Electronics For Imaging Inc.	1,139,316	30,648
*,^ 3D Systems Corp.		2,812,684	30,264
	Xperi Corp.	1,259,474	29,472
*	Rambus Inc.	2,813,609	29,402
*	MicroStrategy Inc. Class A	202,940	29,274
*	Altair Engineering Inc. Class A	793,242	29,199
*,^ Smartsheet Inc. Class A		710,885	28,997
	TiVo Corp.	3,052,886	28,453
	NIC Inc.	1,640,986	28,044
	Ebix Inc.	567,622	28,024
*	Everbridge Inc.	372,308	27,927
*	Cray Inc.	1,060,185	27,618
*	NETGEAR Inc.	777,463	25,750
*	ScanSource Inc.	668,764	23,955
	Shutterstock Inc.	499,505	23,292
*	NextGen Healthcare Inc.	1,342,018	22,586
	Monotype Imaging Holdings Inc.	1,022,824	20,344
*	Infinera Corp.	4,537,288	19,692
*	Anaplan Inc.	487,238	19,178
*	Tenable Holdings Inc.	602,550	19,077
*,^ Appian Corp. Class A		546,499	18,816
*	Virtusa Corp.	348,727	18,639
*	Workiva Inc.	361,276	18,317
	Presidio Inc.	1,180,131	17,466
	ADTRAN Inc.	1,234,946	16,919
*	Amkor Technology Inc.	1,864,596	15,924
*	CEVA Inc.	566,926	15,284
*	nLight Inc.	663,867	14,791
*,^ Elastic NV		184,365	14,725
*	Unisys Corp.	1,256,669	14,665
*	Carbon Black Inc.	968,466	13,510
	Forrester Research Inc.	260,233	12,582
*	Endurance International Group Holdings Inc.	1,686,751	12,229
*	Loral Space & Communications Inc.	335,188	12,084
^	Switch Inc.	1,148,028	11,836
*	Diebold Nixdorf Inc.	937,626	10,380
*	SVMK Inc.	486,438	8,858
*	Castlight Health Inc. Class B	2,108,855	7,908
*,^ Gogo Inc.		1,462,736	6,568
*	WideOpenWest Inc.	641,202	5,835
*,^ Eventbrite Inc. Class A		283,276	5,430
*	Casa Systems Inc.	638,462	5,299
*	MobileIron Inc.	956,662	5,233
	Computer Programs & Systems Inc.	172,608	5,125
	Systemax Inc.	189,924	4,300
*	Ribbon Communications Inc.	690,136	3,554
*,^ SecureWorks Corp. Class A		182,323	3,355
*,§ Piksel Inc.		241	—
			11,438,025
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	2,466,086	75,783
*	Iridium Communications Inc.	2,454,983	64,910
*	Vonage Holdings Corp.	5,594,172	56,165
	Shenandoah Telecommunications Co.	1,222,283	54,220

*,^ GTT Communications Inc.	1,134,775	39,377
*,^ Intelsat SA	1,969,168	30,837
*	8x8 Inc.	1,178,241	23,800
^	Consolidated Communications Holdings Inc.	1,747,805	19,069
*	United States Cellular Corp.	411,564	18,895
ATN International Inc.	269,251	15,183
*	Cincinnati Bell Inc.	1,295,370	12,358
*,^ Globalstar Inc.	14,774,045	6,353
*,^ Frontier Communications Corp.	1,370,257	2,727
419,677
Utilities (3.2%)
Atmos Energy Corp.	3,039,137	312,818
UGI Corp.	4,515,137	250,229
Aqua America Inc.	4,620,885	168,385
NRG Energy Inc.	3,572,943	151,779
National Fuel Gas Co.	2,170,219	132,297
IDACORP Inc.	1,307,193	130,118
ONE Gas Inc.	1,369,030	121,885
Portland General Electric Co.	2,315,753	120,049
Black Hills Corp.	1,556,961	115,324
New Jersey Resources Corp.	2,312,461	115,138
Hawaiian Electric Industries Inc.	2,822,626	115,079
ALLETE Inc.	1,336,532	109,903
Southwest Gas Holdings Inc.	1,308,310	107,622
Spire Inc.	1,254,588	103,240
PNM Resources Inc.	2,066,358	97,821
NorthWestern Corp.	1,305,998	91,955
South Jersey Industries Inc.	2,397,420	76,885
Avista Corp.	1,702,353	69,150
American States Water Co.	953,525	67,986
California Water Service Group	1,247,539	67,716
El Paso Electric Co.	1,055,629	62,092
MGE Energy Inc.	901,666	61,286
Ormat Technologies Inc.	1,052,237	58,031
Pattern Energy Group Inc. Class A	2,543,963	55,967
Northwest Natural Holding Co.	752,284	49,372
*,^ Sunrun Inc.	2,465,393	34,663
TerraForm Power Inc. Class A	1,898,347	26,083
*	Evoqua Water Technologies Corp.	1,775,433	22,335
*,^ Bloom Energy Corp. Class A	433,898	5,606
*,^ Vivint Solar Inc.	538,853	2,678
2,903,492
Total Common Stocks (Cost $71,763,688)	89,273,551
Coupon
Temporary Cash Investments (2.5%)1
Money Market Fund (2.5%)
3,4 Vanguard Market Liquidity Fund	2.554%	22,215,042	2,221,949

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.398%	5/23/19	40,000	39,864
Total Temporary Cash Investments (Cost $2,261,338)	2,261,813

Total Investments (101.6%) (Cost $74,025,026)	91,535,364
Other Assets and Liabilities-Net (-1.6%)4,6	(1,456,558)
Net Assets (100%)	90,078,806

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,262,842,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,332,851,000 of collateral received for securities on loan, of which $1,326,059,000 is held in Vanguard
Market Liquidity Fund and $6,792,000 is held in cash.
5 Securities with a value of $36,277,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,401,000 has been segregated as collateral for open over-the-counter swap contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index			June 2019	6,027	465,224	3,602
E-mini S&P Mid-Cap 400 Index			June 2019	1,755	333,626	6,399
						10,001

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
SLM Corp.	2/4/20	GSI	42,436	(3.112)	—	(2,535)
VICI Properties Inc.	2/4/20	GSI	53,010	(3.112)	1,498	—
					1,498	(2,535)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

Small-Cap Index Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master

Small-Cap Index Fund

netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	89,270,775	—	2,776
Temporary Cash Investments	2,221,949	39,864	—
Futures Contracts—Assets[1]	2,138	—	—
Swap Contracts—Assets	—	1,498	—
Swap Contracts—Liabilities	—	(2,535)	—
Total	91,494,862	38,827	2,776
1 Represents variation margin on the last day of the reporting period.